Earnings (Loss) Per Share - Additional Information (Detail)	12 Months Ended
	Mar. 02, 2013	Mar. 03, 2012	Feb. 26, 2011
Earnings Per Share [Line Items]
Number of options settled upon vesting by the issuance of new common shares	2,697,000	359,000	177,000
Restricted Share Unit [Member]
Earnings Per Share [Line Items]
Number of options settled upon vesting by the issuance of new common shares	6,897,616